Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Positions
As at December 31, 2019, the Company was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Asset $	Remaining Term (years)	Fixed Interest Rate (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	46,281	97	1.0	1.46%
U.S. Dollar-denominated interest rate swaps	LIBOR	150,000	268	1.0	1.55%
U.S. Dollar-denominated interest rate swaps	LIBOR	50,000	294	1.0	1.16%

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of December 31, 2019 ranged from 0.30% to 3.50%.

(2)	Notional amount reduces quarterly.

Schedule of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative assets $	Derivative assets $	Accounts Receivable /(Accrued liabilities) $	Current portion of derivative liabilities $
As at December 31, 2019
Interest rate swap agreements	577	82	230	—
Forward freight agreements	—	—	—	(86)
	577	82	230	(86)

As at December 31, 2018
Interest rate swap agreements	2,905	2,973	422	—
Forward freight agreements	—	—	(3)	(57)
	2,905	2,973	419	(57)

Schedule of Other Derivatives not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location
Realized and unrealized (losses) gains relating to interest rate swaps and FFAs are recognized in earnings and reported in realized and unrealized (loss) gain on derivative instruments in the Company’s consolidated statements of income (loss) as follows:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Realized gains (losses) relating to:
Interest rate swaps agreements	2,791	2,316	(994)
Forward freight agreements	1,489	137	270
Others	—	—	1,106
	4,280	2,453	382

Unrealized (losses) gains relating to:
Interest rate swaps agreements	(5,218)	636	2,099
Forward freight agreements	(29)	(57)	—
Other	—	—	(1,162)
	(5,247)	579	937
Total realized and unrealized (loss) gain on derivatives	(967)	3,032	1,319